Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss
18.	Financial liabilities at fair value through profit or loss

On July 6, 2023 and September 5, 2023, the Company issued convertible bonds to LMR Multi-Strategy Master Fund Limited (“LMR”) with a principal amount of US$30,000,000 which is due and mandatorily convertible to the Company’s ADSs on July 3, 2024 (the “July 2023 LMR Convertible Note”), and a principal amount of US$40,000,000 which is due on September 2, 2024 (the “September 2023 LMR Convertible Note”), respectively. For the outstanding principal amount of convertible bonds, the Company would issue payment in kind note to LMR at the end of each quarter, the amount of which is calculated at 5% per annum with reference to the principal amount of convertible bonds outstanding during the relevant quarter. Such convertible bonds and payment in kind notes are convertible to the Company’s ADSs, at certain variable price determined with reference to the market price of the Company’s ADSs prevailing shortly prior to the conversion. In the event that the entire principal amount of the July 2023 LMR Convertible Note is fully converted prior to its maturity date of July 3, 2024, the Company agreed to further issue and sell, and LMR agrees to purchase, an additional note in the principal amount of US$25,000,000 at the issue price of US$25,000,000 with substantially similar terms as the July 2023 LMR Convertible Note.

These convertible bonds were initially measured at fair value and subsequently carried at fair value through profit or loss pursuant to the Company’s election to apply the fair value option.

On October 4, 2024, the Company entered into a convertible note exchange agreement (the “Convertible Note Exchange Agreement”) with LMR, under which LMR agreed to deliver to the Company for cancellation and termination of the US$35.5 million aggregate outstanding amount of the July 2023 LMR Convertible Note and the September 2023 LMR Convertible Note. In exchange, the Company issued to LMR a convertible note (the “New Note”) in the principal amount of US$35.0 million and agreed to pay US$0.5 million to LMR in cash.

In 2025, the Company did not fully perform its payment obligations under the New Note in accordance with the original terms. As a result, on June 4, 2025, the Company entered into a deed of settlement (the “Deed of Settlement”) with LMR and certain other parties, pursuant to which the parties agreed to comprehensively settle the disputes arising from the New Note and related interest and cash consideration. Under the Deed of Settlement, the Company made an initial repayment of US$1.5 million and agreed to repay an aggregate amount of US$15.0 million to LMR in twenty-four monthly instalments commencing from June 25, 2025.

As part of the Deed of Settlement, the Company also agreed to issue to LMR a warrant, exercisable at any time up to the tenth anniversary of the effective date of the Deed of Settlement, entitling LMR to acquire certain number of the Company’s Class A ordinary shares if certain market capitalization thresholds of the Company are met. Following the execution of the Deed of Settlement and the Company’s compliance with its obligations thereunder, LMR agreed to withdraw the winding-up petition filed in the Cayman Islands and to discontinue related arbitration and other enforcement proceedings against the Company. The New Note was derecognized and replaced by the new financial liabilities arising from the Deed of Settlement in 2025 in accordance with IFRS 9. Based on the comparison between the carrying amount of the New Note immediately before the Deed of Settlement and the fair value of the new financial liabilities and warrant issued, the Company recognized a gain of RMB2.4 million on derecognition of the New Note in other gains/losses.

The movement in the fair value of convertible bonds during the years indicated is set out below:

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Opening balance	272,684	241,524
New issuance	251,594	—
Own-credit risk portion of fair value changes	—	(121,652)
Other fair value changes	(426)	(23,007)
Conversion to shares (Note 19(i))	(29,785)	—
Notes matured	(255,458)	—
Gain on extinguishment	—	(2,450)
Settlement via issuance of warrants	—	(3,594)
Settlement via new instalment borrowing	—	(78,174)
Repayment of convertible bonds	—	(12,652)
Exchange differences	2,915	5
Closing balance	241,524	—

The fair value of the convertible bonds was determined using the binomial option valuation model. The inputs to the valuation model as of December 31, 2024 are set out below:

	As of December 31,
	2024

Expected volatility		73.64%
Risk-free interest rate		4.20%
Bond maturity		0.76
Weighted average share price	US$	2.00

The movement in the fair value of warrants during the year indicated is set out below:

As of December 31,
2025
RMB’000

Opening balance	—
Issuance of warrants upon restructuring of convertible bonds	3,594
Fair value changes	18,740
Exchange differences	(290)
Closing balance	22,044

The inputs to the valuation model of warrants as of December 31, 2025 are set out below:

	As of December 31,
	2025

Volatility		72.64%
Risk-free rate		4.13%
Time to maturity (year)		9.43 years
Market capitalization	US$	35.7 million